Note 14 - Shareholders' Equity (Details) - Stock Acquisition Rights Plan - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock Acquisition Rights Plan [Abstract]
Unexercised options outstanding	458	346	268
UnexercisedOptionsOutstandingShares	91,600	69,200	53,600
Unexercised options outstanding exercise price (in Yen per share and Dollars per share)	¥ 1	¥ 1	¥ 1
Exercisable options—March 31, 2015	330
Exercisable options—March 31, 2015	66,000
Exercisable options—March 31, 2015 (in Yen per share and Dollars per share)	¥ 1
Exercisable options—March 31, 2015	27 years 113 days
Exercisable options—March 31, 2015 (in Yen and Dollars)	¥ 130,254
Expected to vest after July 11, 2015	128
Expected to vest after July 11, 2015	25,600
Expected to vest after July 11, 2015 (in Yen per share and Dollars per share)	¥ 1
Expected to vest after July 11, 2015	29 years 109 days
Expected to vest after July 11, 2015 (in Yen and Dollars)	¥ 50,523
Number of options granted	128	89
Number of shares granted	25,600	17,800
Options granted exercise price (in Yen per share and Dollars per share)	¥ 1	¥ 1
Number of options exercised	(16)	(11)
Number of shares exercised	(3,200)	(2,200)
Exercise price options exercised (in Yen per share and Dollars per share)	¥ 1	¥ 1